Initial Public Offering (Details) - IPO [Member] - $ / shares			12 Months Ended
	Jan. 14, 2022	Dec. 20, 2021	Dec. 31, 2024
Initial Public Offering [Line Items]
Number of units		22,000,000
Common stock, description			Each Unit consists of one share of Class A common stock and one-half of one redeemable warrant (the “Public Warrants”).
Sale of additional units	2,869,342
Class A Common Stock [Member]
Initial Public Offering [Line Items]
Purchase price per share (in Dollars per share)		$ 10